UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL   January 14, 2002

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 101

Form 13F Information Table Value Total: $70,317

List of Other Included Managers:
             Monetta Fund

                        Monetta Financial Services, Inc.
                                  FORM 13F
                             December 31, 2001

                                                                                                               Voting Authority
                                                           Value    Shares/ Sh/ Put/ Invstmt    Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt Prn Call Dscretn   Managers     Sole    Shared   None
Abercrombie & Fitch Co. - CL A COM              002896207      345    13000 SH       Sole                    13000
Akamai Technologies, Inc.      COM              00971T101      475    80000 SH       Sole                    80000
American Express Co.           COM              025816109     1356    38000 SH       Sole                    38000
Amkor Technology, Inc.         COM              031652100      721    45000 SH       Sole                    45000
Anadarko Petroleum Corp.       COM              032511107      398     7000 SH       Sole                     7000
Applied Films Corp.            COM              038197109      250     8000 SH       Sole                     8000
Archer-Daniels-Midland Co.     COM              039483102     1291    90000 SH       Sole                    90000
Ariba, Inc.                    COM              04033V104     1417   230000 SH       Sole                   230000
Aspect Communications Corp.    COM              04523Q102      466   120000 SH       Sole                   120000
BB&T Corp.                     COM              054937107      542    15000 SH       Sole                    15000
BEA Systems, Inc.              COM              073325102      277    18000 SH       Sole                    18000
Bank One Corp.                 COM              06423A103      234     6000 SH       Sole                     6000
Best Buy Co., Inc.             COM              086516101     2979    40000 SH       Sole                    40000
Blue Martini Software, Inc.    COM              095698106       90    30000 SH       Sole                    30000
Broadvision, Inc.              COM              111412102     1370   500000 SH       Sole                   500000
Cabot Microelectronics Corp.   COM              12709P103     2829    35700 SH       Sole                    35700
Check Point Software Technolog COM              M22465104      219     5500 SH       Sole                     5500
Ciena Corp.                    COM              171779101      243    17000 SH       Sole                    17000
Cisco Systems, Inc.            COM              17275R102      697    38500 SH       Sole                    38500
Citigroup, Inc.                COM              172967101      286     5666 SH       Sole                     5666
Clear Channel Communications,  COM              184502102      713    14000 SH       Sole                    14000
Commerce One, Inc.             COM              200693109      357   100000 SH       Sole                   100000
Commercial Metals, CO.         COM              201723103      350    10000 SH       Sole                    10000
Conexant Systems, Inc.         COM              207142100      605    42100 SH       Sole                    42100
Copper Mountain Networks, Inc. COM              217510106       51    30000 SH       Sole                    30000
Cree, Inc.                     COM              225447101      348    11800 SH       Sole                    11800
D.R. Horton, Inc.              COM              23331A109     1298    40000 SH       Sole                    40000
Dean Foods Co.                 COM              242370104      846    12400 SH       Sole                    12400
Dell Computer Corp.            COM              247025109     1267    46600 SH       Sole                    46600
Digex, Inc.                    COM              253756100      149    50000 SH       Sole                    50000
Dr. Reddy's Laboratories Ltd.  COM              256135203      189    10000 SH       Sole                    10000
Duane Reade, Inc.              COM              263578106      759    25000 SH       Sole                    25000
ECtel Ltd.                     COM              M29925100      435    25100 SH       Sole                    25100
EMC Corp.                      COM              268648102      204    15200 SH       Sole                    15200
FedEx Corp.                    COM              31428X106     1920    37000 SH       Sole                    37000
Flextronics Int'l Ltd.         COM              Y2573F102     1670    69600 SH       Sole                    69600
Freeport-McMoRan Copper & Gold COM              35671D857      402    30000 SH       Sole                    30000
GTECH Holdings Corp.           COM              400518106     1585    35000 SH       Sole                    35000
Genzyme Corp.                  COM              372917104      359     6000 SH       Sole                     6000
HEALTHSOUTH Corp.              COM              421924101      148    10000 SH       Sole                    10000
Home Depot, Inc.               COM              437076102     1122    22000 SH       Sole                    22000
Idexx Laboratories, Inc.       COM              45168D104      855    30000 SH       Sole                    30000
Incyte Genomics, Inc.          COM              45337C102      489    25000 SH       Sole                    25000
Int'l Business Machines Corp.  COM              459200201      919     7600 SH       Sole                     7600
Intel Corp.                    COM              458140100     3774   120000 SH       Sole                   120000
Intersil Holding Corp.         COM              46069s109      219     6800 SH       Sole                     6800
J.P. Morgan Chase & Co.        COM              46625H100      418    11500 SH       Sole                    11500
JDS Uniphase Corp.             COM              46612J101      664    76100 SH       Sole                    76100
Jones Lang LaSalle , Inc.      COM              48020Q107     2274   126000 SH       Sole                   126000
KLA-Tencor Corp.               COM              482480100     1700    34300 SH       Sole                    34300
Kohl's Corp.                   COM              500255104      282     4000 SH       Sole                     4000
Lamar Advertising Co.          COM              512815101     1058    25000 SH       Sole                    25000
Ligand Pharmacuticals, Inc. -  COM              53220K207      179    10000 SH       Sole                    10000
MAXIMUS, Inc.                  COM              577933104      841    20000 SH       Sole                    20000
MRV Communications, Inc.       COM              553477100      254    60000 SH       Sole                    60000
Mercator Software, Inc.        COM              587587106      251    30000 SH       Sole                    30000
Metris Companies, Inc.         COM              591598107      334    13000 SH       Sole                    13000
Micron Technology, Inc.        COM              595112103      248     8000 SH       Sole                     8000
Microsoft Corp.                COM              594918104     2452    37000 SH       Sole                    37000
Mohawk Industries, Inc.        COM              608190104     2031    37000 SH       Sole                    37000
Network Appliance, Inc.        COM              64120L104     1030    47100 SH       Sole                    47100
Newell Rubbermaid, Inc.        COM              651229106     1213    44000 SH       Sole                    44000
Nike, Inc. - CL B              COM              654106103      337     6000 SH       Sole                     6000
Nokia Corp. - SP ADR           COM              654902204      312    12700 SH       Sole                    12700
Northern Trust Corp.           COM              665859104      662    11000 SH       Sole                    11000
Novell, Inc.                   COM              670006105      551   120000 SH       Sole                   120000
Novellus Systems, Inc.         COM              670008101      414    10500 SH       Sole                    10500
Office Depot, Inc.             COM              676220106      185    10000 SH       Sole                    10000
Oracle Corp.                   COM              68389X105      331    24000 SH       Sole                    24000
Orchid Biosciences, Inc/       COM              68571P100       82    15000 SH       Sole                    15000
Organogenesis, Inc.            COM              685906109       84    17500 SH       Sole                    17500
Palm, Inc.                     COM              696642107       39    10000 SH       Sole                    10000
Qlogic Corp.                   COM              747177101      347     7800 SH       Sole                     7800
Qualcomm, Inc.                 COM              747525103      273     5400 SH       Sole                     5400
RF Micro Devices, Inc.         COM              749941100      348    18100 SH       Sole                    18100
Reebok Int'l Ltd.              COM              758110100      265    10000 SH       Sole                    10000
S1 Corp.                       COM              78463B101      744    46000 SH       Sole                    46000
Sanmina Corp.                  COM              800907107      259    13000 SH       Sole                    13000
Schwab (Charles) Corp.         COM              808513105      619    40000 SH       Sole                    40000
Siebel Systems, Inc.           COM              826170102     1858    66400 SH       Sole                    66400
Smith Int'l, Inc.              COM              832110100      429     8000 SH       Sole                     8000
StorageNetworks, Inc.          COM              86211E103      309    50000 SH       Sole                    50000
Sysco Corp.                    COM              871829107      341    13000 SH       Sole                    13000
T J X Cos, Inc.                COM              872540109      877    22000 SH       Sole                    22000
TIBCO Software, Inc.           COM              88632Q103      299    20000 SH       Sole                    20000
Target Corp.                   COM              87612E106      205     5000 SH       Sole                     5000
Toll Brothers, Inc.            COM              889478103      549    12500 SH       Sole                    12500
Tommy Hilfiger Corp.           COM              G8915Z102      344    25000 SH       Sole                    25000
Transocean Sedco Forex, Inc.   COM              G90078109      406    12000 SH       Sole                    12000
Tyco Int'l Ltd.                COM              902120104      236     4000 SH       Sole                     4000
UTStarcom, Inc.                COM              918076100      798    28000 SH       Sole                    28000
Valassis Communications, Inc.  COM              918866104      534    15000 SH       Sole                    15000
Valero Energy Corp.            COM              91913Y100      591    15500 SH       Sole                    15500
Veritas DGC, Inc.              COM              92343P107      185    10000 SH       Sole                    10000
Wal-Mart Stores, Inc.          COM              931142103      288     5000 SH       Sole                     5000
Waters Corp.                   COM              941848103      271     7000 SH       Sole                     7000
Worldcom, Inc. - Worldcom Grou COM              98157D106      465    33000 SH       Sole                    33000
Xilinx, Inc.                   COM              983919101      367     9400 SH       Sole                     9400
Yahoo!Inc.                     COM              984332106      310    17500 SH       Sole                    17500
i2 Technologies, Inc.          COM              465754109     1896   240000 SH       Sole                   240000
iBasis, Inc.                   COM              450732102      157   120000 SH       Sole                   120000
